Summary Of Significant Accounting Policies (Schedule Of Activity Related To Fair Value Measurements Categorized As Level 3 Of Valuation Hierarchy, Valued On A Recurring Basis) (Details) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value June 30, 2010	$ 27,200	$ 17,374
Purchases, Issuances, and Settlements		10,000
Net Unrealized Gains/(Losses)		(174)
Fair Value June 30, 2011	27,200	27,200
Investment In Web International Education Group [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value June 30, 2010	10,000
Purchases, Issuances, and Settlements		10,000
Net Unrealized Gains/(Losses)
Fair Value June 30, 2011	10,000	10,000
Redeemable Noncontrolling Interest In Middlebury Joint Venture [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value June 30, 2010	17,200	17,374
Purchases, Issuances, and Settlements
Net Unrealized Gains/(Losses)		(174)
Fair Value June 30, 2011	$ 17,200	$ 17,200